Purchases and other expenses (Tables)	12 Months Ended
Dec. 31, 2022
Purchases and other expenses
Schedule of external purchases

(in millions of euros)	2022	2021	2020
Commercial, equipment expenses and content rights	(7,772)	(7,385)	(6,868)
o/w costs of terminals and other equipment sold (1)	(4,459)	(4,234)	(3,841)
o/w advertising, promotional, sponsoring and rebranding costs	(804)	(783)	(736)
Service fees and inter-operator costs	(4,251)	(4,349)	(4,529)
o/w interconnexion costs	(2,703)	(2,956)	(3,186)
Other network expenses, IT expenses	(3,590)	(3,530)	(3,503)
Other external purchases	(3,119)	(2,709)	(2,791)
o/w building cost for resale	(1,236)	(1,047)	(883)
o/w overhead	(1,172)	(1,044)	(1,099)
o/w rental expenses	(134)	(147)	(151)
Total external purchases	(18,732)	(17,973)	(17,691)

(1)	Reclassification of presentation, in 2022 and comparative years, to include in this line item the costs of other goods sold amounting to 434 million euros in 2022, 292 million euros in 2021 and 265 million euros in 2020.

Schedule of other operating expenses

(in millions of euros)	2022	2021	2020
Litigation	(50)	(218)	(238)
Allowances and losses on trade receivables – telecom activities	(206)	(213)	(382)
Cost of bank credit risk	(49)	(48)	(31)
Expenses from universal service	(28)	(22)	(19)
Operating foreign exchange gains (losses)	(23)	(20)	19
Acquisition and integration costs	(40)	(14)	(18)
Other expenses	(17)	(165)	(119)
Total other operating expenses	(413)	(700)	(789)

Schedule of provisions for litigations

(in millions of euros)	2022	2021	2020
Provisions for litigation - in the opening balance	405	525	643
Additions with impact on income statement	26	162	119
Reversals with impact on income statement	(12)	(10)	(29)
Discounting with impact on income statement	1	—	—
Utilizations without impact on income statement (1)	(34)	(317)	(205)
Changes in consolidation scope	2	—	—
Translation adjustment	0	1	(2)
Reclassifications and other items	—	44	—
Provisions for litigation - in the closing balance	387	405	525
o/w non-current provisions	47	51	46
o/w current provisions	340	353	479

(1)	Corresponded mainly to the conviction linked to anti-competitive practices in the "enterprise" market segment in 2021 and to the conviction in the Digicel litigation in 2020 (see Note 18).

Schedule of restructuring and integration costs

(in millions of euros)	2022	2021	2020
Departure plans(1)	(54)	(241)	(15)
Lease property restructuring (2)	(21)	(6)	2
Distribution channels(3)	(12)	(22)	(5)
Other	(38)	(63)	(8)
Total restructuring costs	(125)	(331)	(25)

(1)	Mainly departure plans for Equant (around 300 people) in 2022, Orange Spain (around 400 people) and Orange Polska (around 1,400 people) in 2021.
(2)	Essentially related to onerous contracts due to vacant leases in France.
(3)	Essentially concerns the closure of sales outlets in Spain in 2022 and 2021.

Some restructuring costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2022	2021	2020
Restructuring provisions - in the opening balance	185	117	216
Additions with impact on income statement(1)	98	277	12
Reversals with impact on income statement	(26)	(17)	(17)
Discounting with impact on income statement	(5)	(1)	4
Utilizations without impact on income statement	(90)	(191)	(95)
Translation adjustment	(1)	—	(3)
Reclassifications and other items	—	(1)	—
Restructuring provisions - in the closing balance	162	185	117
o/w non-current provisions	43	61	53
o/w current provisions	119	124	64

(1)	Mainly corresponds to costs relating to Equant departure plans amounting to (30) million euros in 2022, (155) million euros in Spain and (29) million euros in Poland in 2021.

Schedule of broadcasting rights and equipment inventories

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Device inventories (1)	629	593	485
Other products/services sold	125	77	75
Available broadcasting rights	102	102	93
Other supplies	258	242	223
Gross value	1,114	1,015	874
Depreciation	(67)	(64)	(60)
Net book value of equipment inventories and broadcasting rights	1,048	952	814

(1)	Of which inventories treated as consignment with distributors amounting to 42 million euros as at December 31, 2022, 68 million euros as at December 31, 2021 and 40 million euros as at December 31, 2020.

(in millions of euros)	2022	2021	2020
Net balance of inventories - in the opening balance	952	814	906
Business related variations	104	125	(70)
Changes in the scope of consolidation	3	9	-
Translation adjustment	(4)	3	(8)
Reclassifications and other items	(6)	(1)	(14)
Net balance of inventories - in the closing balance	1,048	952	814

Schedule of prepaid expenses

	December 31,	December 31,	December 31,
(in millions of euros)	2022	2021	2020
Prepaid external purchases	780	611	651
Other prepaid operating expenses	72	240	199
Total prepaid expenses	851	851	850

(in millions of euros)	2022	2021	2020
Prepaid expenses - in the opening balance	851	850	730
Business related variations (1)	57	5	171
Changes in the scope of consolidation	0	—	-
Translation adjustment	(49)	10	(12)
Reclassifications and other items(2)	(8)	(13)	(40)
Prepaid expenses - in the closing balance	851	851	850

(1)	In 2020, the change included a prepaid expense recognized in respect of an agreement for the provision of FTTH capacity in Spain.
(2)	Including the effect of the reclassification of prepaid expenses as costs to fulfill contract (see Note 4.4).

Schedule of trade payables

(in millions of euros)	2022	2021	2020
Trade payables - in the opening balance	6,738	6,475	6,682
Business related variations	297	41	(122)
Changes in the scope of consolidation(1)	9	125	1
Translation adjustment	(71)	47	(80)
Reclassifications and other items	95	49	(6)
Trade payables - in the closing balance	7,067	6,738	6,475
o/w trade payables from telecoms activities	6,951	6,652	6,395
o/w trade payables from Mobile Financial Services	116	86	80

(1)	Of which 108 million euros related to the integration of Telekom Romania Communications in 2021.

Schedule of other liabilities

(in millions of euros)	December 31,	December 31,	December 31,
	2022	2021	2020
Provisions for litigations (1)	387	405	525
Cable network access fees (URI)	25	38	59
Submarine cable consortium (2)	230	191	258
Security deposits received	111	128	134
Orange Money – units in circulation (2)	1,244	1,030	823
Other	804	852	775
Total	2,802	2,644	2,574
o/w other non-current liabilities	276	306	307
o/w other current liabilities	2,526	2,338	2,267

(1)	See Note 5.2.
(2)	These liabilities are offset by the receivables of the same amount (see accounting policies in Note 4.5).

(in millions of euros)	2022	2021	2020
Other liabilities - in the opening balance	2,644	2,574	2,448
Business related variations	129	54	176
Changes in the scope of consolidation	6	9	—
Translation adjustment	—	29	(35)
Reclassifications and other items	23	(22)	(15)
Other liabilities - in the closing balance	2,802	2,644	2,574